TAXES ON INCOME (TAX BENEFIT) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred taxes, net	$ 220	$ 540
Non-current deferred taxes, net	1,230	550
Non-current deferred tax liability, net	0	(180)
Deferred tax assets, net of allowance	$ 1,450	$ 910